Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109	T: 617.570.1000 F: 617.523.1231 goodwinprocter.com
February 14, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Inverness Medical Innovations, Inc.
Registration Statement on Form S-4
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Inverness Medical Innovations, Inc. (the “Company”) is a Registration Statement on Form S-4 (the “Registration Statement”), together with all exhibits thereto other than those exhibits that will be filed by amendment (as indicated in the Registration Statement), relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 1,973,973 shares of Series B preferred stock of the Company (and shares of the Company’s common stock issuable upon conversion thereof) in connection with the proposed merger of a wholly owned subsidiary of the Company with and into Matria Healthcare, Inc. (“Matria”). The Company will file a pre-effective amendment to the Registration Statement prior to requesting acceleration of effectiveness in order to include financial statement information for the Company and Matria for the year-ended December 31, 2007 and to include or incorporate by reference unaudited pro forma financial with respect to the proposed transaction for such period.
     The filing is being effected by direct transmission to the Securities and Exchange Commission’s (the “Commission”) EDGAR System. On February 14, 2008, in anticipation of this filing, the Company caused the filing fee of $21,349.23 to be wire transferred to the Commission’s account at U.S. Bank, N.A. in St. Louis.
     Please contact the undersigned at (617) 570-1572 or Andrew Goodman at (617) 570-1063 with any questions you may have regarding this filing.

Very truly yours,

/s/Scott F. Duggan

Scott F. Duggan

Enclosure

cc:	David Teitel
Jay McNamara